Taxation - Reconciliation of effective tax rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate	27.00%	27.00%	27.00%
Increase/(decrease) in rate of tax due to - disallowed expenditure	13.40%	(2.30%)	6.10%
Increase/(decrease) in rate of tax due to - disallowed share-based payment expenses	0.20%	(0.10%)	0.20%
Increase/(decrease) in rate of tax due to - different tax rates	2.50%	(7.90%)	3.10%
Increase/(decrease) in rate of tax due to - tax losses not recognised	11.80%	(49.60%)	4.80%
Increase/(decrease) in rate of tax due to - translation differences			4.30%
Increase/(decrease) in rate of tax due to - other adjustments	2.10%		2.10%
(Decrease)/increase in rate of tax due to - exempt income	(3.80%)	0.20%	(2.70%)
(Decrease)/increase in rate of tax due to - share of profits of equity accounted investments	(3.60%)	1.40%	(4.90%)
(Decrease)/increase in rate of tax due to - utilisation of tax losses	(1.70%)	0.80%	(0.70%)
(Decrease)/increase in rate of tax due to - investment incentive allowances	(0.30%)	0.20%	(1.30%)
(Decrease)/increase in rate of tax due to - translation differences	(0.10%)	0.40%
(Decrease)/increase in rate of tax due to - capital gains and losses	(0.10%)		(0.20%)
(Decrease)/increase in rate of tax due to - change in corporate income tax rate	(2.80%)
(Decrease)/increase in rate of tax due to - prior year adjustments	(7.50%)		(2.10%)
(Decrease)/increase in rate of tax due to - other adjustments		1.70%
Effective tax rate	37.10%	(28.20%)	35.70%
South Africa
Reconciliation of average effective tax rate and applicable tax rate
Translation difference arising from exchange rates			R 845
United States
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate	23.00%
Mozambique
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate	32.00%